Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Stock-Based Compensation
Stock-Based Compensation

Note R.

Stock-Based Compensation

The following table presents total stock-based compensation cost included in income from continuing operations.

($ in millions)

For the year ended December 31:	2015	2014	2013
Cost	$100	$121	$122
Selling, general and administrative	322	350	435
Research, development and engineering	51	54	57
Other (income) and expense*	(6)	(13)	—
Pre-tax stock-based compensation cost	468	512	614
Income tax benefits	(156)	(174)	(213)
Net stock-based compensation cost	$312	$338	$402

* Reflects the one-time effects related to divestitures.

The amount of stock-based compensation cost included in discontinued operations, net of tax, was immaterial in all periods.

Total unrecognized compensation cost related to non-vested awards at December 31, 2015 and 2014 was $871 million and $874 million, respectively. The amount at December 31, 2015 is expected to be recognized over a weighted-average period of approximately 2.7 years.

There was no significant capitalized stock-based compensation cost at December 31, 2015, 2014, and 2013.

Incentive Awards

Stock-based incentive awards are provided to employees under the terms of the company’s long-term performance plans (the “Plans”). The Plans are administered by the Executive Compensation and Management Resources Committee of the Board of Directors (the “Committee”). Awards available under the Plans principally include restricted stock units, performance share units, stock options or any combination thereof.

The amount of shares originally authorized to be issued under the company’s existing Plans was 274 million at December 31, 2015. In addition, certain incentive awards granted under previous plans, if and when those awards were canceled, could be reissued under the company’s existing Plans. As such, 66.2 million additional awards were considered authorized to be issued under the company’s existing Plans as of December 31, 2015. There were 111.6 million unused shares available to be granted under the Plans as of December 31, 2015.

Under the company’s long-standing practices and policies, all awards are approved prior to or on the date of grant. The awards approval process specifies the individual receiving the grant, the number of options or the value of the award, the exercise price or formula for determining the exercise price and the date of grant. All awards for senior management are approved by the Committee. All awards for employees other than senior management are approved by senior management pursuant to a series of delegations that were approved by the Committee, and the grants made pursuant to these delegations are reviewed periodically with the Committee. Awards that are given as part of annual total compensation for senior management and other employees are made on specific cycle dates scheduled in advance. With respect to awards given in connection with promotions or new hires, the company’s policy requires approval of such awards prior to the grant date, which is typically the date of the promotion or the date of hire.

Stock Awards

Stock awards are made in the form of Restricted Stock Units (RSUs), including Retention Restricted Stock Units (RRSUs), or Performance Share Units (PSUs).

The tables below summarize RSU and PSU activity under the Plans during the years ended December 31, 2015, 2014 and 2013.

RSUs

	2015		2014		2013
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$171	7,734,277	$166	8,635,317	$148	9,841,461
RSUs granted	143	4,230,186	172	2,525,947	189	2,541,081
RSUs released	164	(3,567,495)	157	(2,401,761)	131	(2,952,363)
RSUs canceled/forfeited	167	(869,627)	167	(1,025,226)	154	(794,862)
Balance at December 31	$159	7,527,341	$171	7,734,277	$166	8,635,317

PSUs

	2015		2014		2013
	Weighted-		Weighted-		Weighted-
	Average	Number	Average	Number	Average	Number
	Grant Price	of Units	Grant Price	of Units	Grant Price	of Units
Balance at January 1	$185	3,140,707	$178	2,824,294	$151	3,172,201
PSUs granted at target	153	1,137,242	180	1,430,098	195	869,875
Performance adjustments*	185	(168,055)	157	29,960	118	152,069
PSUs released	185	(840,552)	157	(1,027,181)	118	(1,321,784)
PSUs canceled/forfeited	184	(340,410)	187	(116,464)	170	(48,067)
Balance at December 31**	$173	2,928,932	$185	3,140,707	$178	2,824,294

*    Represents the change in shares issued to employees after vesting of PSUs because final performance metrics were above or below specified targets.

**   Represents the number of shares expected to be issued based on achievement of grant date performance targets. The actual number of shares issued will depend on final performance against specified targets over the vesting period.

RSUs are stock awards granted to employees that entitle the holder to shares of common stock as the award vests, typically over a one- to five-year period. For RSUs, dividend equivalents are not paid. The fair value of such RSUs is determined and fixed on the grant date based on the company’s stock price adjusted for the exclusion of dividend equivalents.

The remaining weighted-average contractual term of RSUs at December 31, 2015, 2014 and 2013 is the same as the period over which the remaining cost of the awards will be recognized, which is approximately three years. The fair value of RSUs granted during the years ended December 31, 2015, 2014 and 2013 was $606 million, $434 million and $481 million, respectively. The total fair value of RSUs vested and released during the years ended December 31, 2015, 2014 and 2013 was $583 million, $378 million and $386 million, respectively. As of December 31, 2015, 2014 and 2013, there was $800 million, $754 million and $871 million, respectively, of unrecognized compensation cost related to non-vested RSUs. The company received no cash from employees as a result of employee vesting and release of RSUs for the years ended December 31, 2015, 2014 and 2013.

PSUs are stock awards where the number of shares ultimately received by the employee depends on the company’s performance against specified targets and typically vest over a three-year period. For PSUs, dividend equivalents are not paid. The fair value of each PSU is determined on the grant date, based on the company’s stock price, adjusted for the exclusion of dividend equivalents, and assumes that performance targets will be achieved. Over the performance period, the number of shares of stock that will be issued is adjusted upward or downward based upon the probability of achievement of performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets..The fair value of PSUs granted at target during the years ended December 31, 2015, 2014 and 2013 was $174 million, $257 million and $170 million, respectively. Total fair value of PSUs vested and released during the years ended December 31, 2015, 2014 and 2013 was $156 million, $161 million and $156 million, respectively.

In connection with vesting and release of RSUs and PSUs, the tax benefits realized by the company for the years ended December 31, 2015, 2014 and 2013 were $228 million, $222 million and $312 million, respectively.

Stock Options

Stock options are awards which allow the employee to purchase shares of the company’s stock at a fixed price. Stock options are granted at an exercise price equal to the company’s average high and low stock price on the date of grant. These awards generally vest in four equal increments on the first four anniversaries of the grant date and have a contractual term of 10 years.

The company estimates the fair value of stock options at the date of grant using the Black-Scholes valuation model. Key inputs and assumptions used to estimate the fair value of stock options include the grant price of the award, the expected option term, volatility of the company’s stock, the risk-free rate and the company’s dividend yield. Estimates of fair value are not intended to predict actual future events or the value ultimately realized by employees who receive equity awards, and subsequent events are not indicative of the reasonableness of the original estimates of fair value made by the company.

During the years ended December 31, 2015, 2014 and 2013, the company did not grant stock options.

The following table summarizes option activity under the Plans during the years ended December 31, 2015, 2014 and 2013.

	2015		2014		2013
	Weighted-	Number of	Weighted-	Number of	Weighted-	Number of
	Average	Shares	Average	Shares	Average	Shares
	Exercise Price	Under Option	Exercise Price	Under Option	Exercise Price	Under Option
Balance at January 1	$97	1,750,949	$97	5,622,951	$94	11,389,721
Options exercised	98	(1,214,109)	97	(3,740,252)	90	(5,585,127)
Options canceled/expired	100	(57,066)	95	(131,750)	86	(181,643)
Balance at December 31	$94	479,774	$97	1,750,949	$97	5,622,951
Exercisable at December 31	$94	479,774	$97	1,750,949	$97	5,622,951

The shares under option at December 31, 2015 were in the following exercise price ranges:

	Options Outstanding and Exercisable
				Weighted-Average
	Weighted-	Number of	Aggregate	Remaining
	Average	Shares	Intrinsic	Contractual Life
Exercise Price Range	Exercise Price	Under Option	Value	(in Years)
$85 and under	$83	192,959	$10,597,402	0.3
$86 and over	101	286,815	10,376,342	1.2
	$94	479,774	$20,973,745	0.9

Exercises of Employee Stock Options

The total intrinsic value of options exercised during the years ended December 31, 2015, 2014 and 2013 was $74 million, $323 million and $614 million, respectively. The total cash received from employees as a result of employee stock option exercises for the years ended December 31, 2015, 2014 and 2013 was approximately $119 million, $364 million and $505 million, respectively. In connection with these exercises, the tax benefits realized by the company for the years ended December 31, 2015, 2014 and 2013 were $26 million, $107 million and $199 million, respectively.

The company settles employee stock option exercises primarily with newly issued common shares and, occasionally, with treasury shares. Total treasury shares held at December 31, 2015 and 2014 were approximately 1,255 million and 1,225 million shares, respectively.

Acquisitions

In connection with various acquisition transactions, there was an additional 0.4 million shares of stock-based awards, consisting of stock options and restricted stock units, outstanding at December 31, 2015, as a result of the company’s conversion of stock-based awards previously granted by the acquired entities. The weighted-average exercise price of these awards was $50 per share.

IBM Employees Stock Purchase Plan

The company maintains a non-compensatory Employees Stock Purchase Plan (ESPP). The ESPP enables eligible participants to purchase full or fractional shares of IBM common stock at a 5 percent discount off the average market price on the day of purchase through payroll deductions of up to 10 percent of eligible compensation. Eligible compensation includes any compensation received by the employee during the year. The ESPP provides for offering periods during which shares may be purchased and continues as long as shares remain available under the ESPP, unless terminated earlier at the discretion of the Board of Directors. Individual ESPP participants are restricted from purchasing more than $25,000 of common stock in one calendar year or 1,000 shares in an offering period.

Employees purchased 1.3 million, 1.3 million and 1.5 million shares under the ESPP during the years ended December 31, 2015, 2014 and 2013, respectively. Cash dividends declared and paid by the company on its common stock also include cash dividends on the company stock purchased through the ESPP. Dividends are paid on full and fractional shares and can be reinvested. The company stock purchased through the ESPP is considered outstanding and is included in the weighted-average outstanding shares for purposes of computing basic and diluted earnings per share.

In July 2014, the “2014 ESPP Reserve” became effective and 25 million additional shares of authorized common stock were reserved and approved for issuance. The 2014 ESPP provides for semi-annual offerings commencing July 1, 2014, and continuing as long as shares remain available under the ESPP, unless terminated earlier at the discretion of the Board of Directors.

Approximately 23.1 million, 24.4 million and 2.3 million shares were available for purchase under the ESPP at December 31, 2015, 2014 and 2013, respectively.